Subsequent Events - Additional Information (Detail)											1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 04, 2016 $ / shares shares	Dec. 21, 2015 $ / shares shares	Dec. 15, 2015 USD ($)	Dec. 15, 2015 GBP (£)	Dec. 14, 2015 USD ($)	Dec. 04, 2015 $ / shares shares	Jun. 30, 2015 $ / shares shares	Jun. 23, 2015 USD ($) $ / shares shares	Jun. 11, 2015 $ / shares shares	Jun. 01, 2015 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Nov. 30, 2015 USD ($) $ / shares shares	May. 31, 2015 USD ($) $ / shares shares	May. 31, 2014 USD ($) $ / shares	Oct. 23, 2013 $ / shares
Subsequent Event [Line Items]
Warrant exercise price | $ / shares									$ 1.02
Warrant exercise term									5 years
Debt converted into shares | $												$ 35,627	$ 4,221,250	$ 2,450,000
Cash payment, as a fee to the placement agent | $												$ 1,433,569		$ 2,084,063
Minimum
Subsequent Event [Line Items]
Warrant exercise price | $ / shares													$ 0.75
Share price | $ / shares													0.33	$ 0.40
Maximum
Subsequent Event [Line Items]
Warrant exercise price | $ / shares													2.00
Share price | $ / shares													0.60	$ 0.67
Private Equity Offering
Subsequent Event [Line Items]
Number of common stock covered by warrant												11,724,092
Warrant exercise price | $ / shares												$ 0.75	$ 0.75		$ 0.75
Number of shares issued													20,989,494
Number of common stock warrants issued													11,153,850
Alpha Venture Capital Partners, L.P.
Subsequent Event [Line Items]
Warrant exercise price | $ / shares								$ 0.675					$ 0.50
Debt converted into shares | $								$ 3,535,627.15
Shares issued in debt conversion								5,237,966
Share-based compensation arrangement by share-based payment award, expiration period								5 years
Warrants to purchase shares of common stock								1,000,000
Alpha Venture Capital Partners, L.P. | Private Equity Offering
Subsequent Event [Line Items]
Number of common stock covered by warrant												1,000,000
Consultant
Subsequent Event [Line Items]
Number of common stock covered by warrant									200,000
Percentage of warrants vested									50.00%
Consultant | Vesting Schedule One
Subsequent Event [Line Items]
Warrants vesting month and year									2016-01
Consultant | Vesting Schedule Two
Subsequent Event [Line Items]
Warrants vesting month and year									2017-01
Financial Advisor
Subsequent Event [Line Items]
Number of common stock covered by warrant									10,000
Clinical Research Organization
Subsequent Event [Line Items]
Number of common stock covered by warrant									170,000
Warrants vesting month and year									2017-02
Stock Options | Directors
Subsequent Event [Line Items]
Share based compensation arrangement by share based payment award, options, grants in period, gross										350,000
Stock options granted, exercise price | $ / shares										$ 0.975
Stock options, vesting period										5 years
Stock Options | Directors | Options vest quarterly
Subsequent Event [Line Items]
Stock options, vesting period										1 year
Stock Options | Chairman of the board
Subsequent Event [Line Items]
Share based compensation arrangement by share based payment award, options, grants in period, gross									250,000
Stock options granted, exercise price | $ / shares									$ 0.97
Stock options, vesting period									5 years
Stock Options | 2 Officers
Subsequent Event [Line Items]
Share based compensation arrangement by share based payment award, options, grants in period, gross							350,000
Stock options granted, exercise price | $ / shares							$ 0.90
Stock options, vesting period							3 years
Share-based compensation arrangement by share-based payment award, expiration period							5 years
Stock Options | Employee
Subsequent Event [Line Items]
Share based compensation arrangement by share based payment award, options, grants in period, gross							50,000
Stock options granted, exercise price | $ / shares							$ 0.90
Stock options, vesting period							3 years
Share-based compensation arrangement by share-based payment award, expiration period							5 years
Subsequent Event
Subsequent Event [Line Items]
License payment			$ 915,000	£ 600,000	$ 915,000
Subsequent Event | Private Equity Offering
Subsequent Event [Line Items]
Warrant exercise price | $ / shares											$ 0.75
Warrant exercise term											5 years
Number of shares issued											7,876,265
Number of common stock warrants issued											3,938,121
Proceeds from private equity offering | $											$ 5,900,000
Number of warrants to be issued, as a fee to the placement agent											919,913
Cash payment, as a fee to the placement agent | $											$ 700,000
Subsequent Event | Stock Options | Directors
Subsequent Event [Line Items]
Share based compensation arrangement by share based payment award, options, grants in period, gross						100,000
Stock options granted, exercise price | $ / shares						$ 0.84
Share-based compensation arrangement by share-based payment award, expiration date						Dec. 04, 2025
Remaining authorization to issue equity awards under the 2012 Equity Incentive Plan						304,930
Subsequent Event | Stock Options | Directors | Stock Option Grant Date
Subsequent Event [Line Items]
Percentage of option awards vesting						50.00%
Subsequent Event | Stock Options | Directors | First Anniversary Of Grant Date
Subsequent Event [Line Items]
Percentage of option awards vesting						50.00%
Subsequent Event | Incentive Plans
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period		5 years
Share-based compensation arrangement by share-based payment award, extended expiration period		5 years
Share price | $ / shares		$ 0.81
Share-based compensation arrangement by share-based payment award, options outstanding		1,924,513
Share-based compensation arrangement by share-based payment award, options, weighted average exercise price | $ / shares		$ 1.39
Subsequent Event | Incentive Plans | Minimum
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, expiration date		Jul. 31, 2021
Subsequent Event | Incentive Plans | Maximum
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, expiration date		Jun. 30, 2025
Subsequent Event | Equity Incentive Plan 2012
Subsequent Event [Line Items]
Share based compensation arrangement by share based payment award, options, grants in period, gross	304,000
Remaining authorization to issue equity awards under the 2012 Equity Incentive Plan	930
Share price | $ / shares	$ 0.75
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition	10 years